Summary of significant accounting policies (Details Textual) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Advertising expenditures	¥ 631,300	¥ 631,700	¥ 363,800
Total expenses for employee benefits	¥ 424,300	364,500	¥ 282,200
Restricted Cash		¥ 1,484,332			¥ 4,790,399
Repurchase of ordinary shares (shares) | shares	2,398,780
Lessee, Finance Lease, Variable Lease Payment, Terms and Conditions	the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value
Threshold Period Past Due for Write-off of Financing Receivable	180 days
Financing Receivable, Recorded Investment, Nonaccrual Status		¥ 245,700			411,600
Revenue related to the beginning balance of advances from customers	¥ 898,700
Stock Repurchase Program, Authorized Amount | $				$ 150.0
Maximum potential future payments					¥ 9,140,000